Loans and Leases (Loans Individually Evaluated for Impairment) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Financing Receivable, Impaired [Line Items]
Allowance for Loan and Lease Losses Allocated
Indivdually Evaluated for Impairment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with allowance recorded	2,917
Allowance for Loan and Lease Losses Allocated	1,018
Commercial Portfolio Segment [Member] | Indivdually Evaluated for Impairment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with allowance recorded	937
Allowance for Loan and Lease Losses Allocated	399
Commercial and Multi-Family Real Estate [Member] | Indivdually Evaluated for Impairment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with allowance recorded	1,980
Allowance for Loan and Lease Losses Allocated	$ 619